STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT (unaudited) - USD ($)		Common Stock ROTH CH V HOLDINGS, INC.	Common Stock	Accumulated (Deficit) Equity ROTH CH V HOLDINGS, INC.	Accumulated (Deficit) Equity	Accumulated Deficit ROTH CH V HOLDINGS, INC.	Accumulated Deficit	ROTH CH V HOLDINGS, INC.	Total
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Net loss									$ 197,474
Balance, ending (in shares) at Dec. 31, 2022									0
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Shares issued for common stock			$ 109		$ 380,141				$ 380,250
Shares issued for common stock (in shares)			108,642
Net loss							$ (2,034,074)		(2,034,074)
Ending Balance at Mar. 31, 2023	[1]		$ 5,823		(827,316)		(2,034,074)		$ (2,855,566)
Balance, beginning (in shares) at Dec. 31, 2022									0
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Net loss									$ 854,187
Ending Balance at Sep. 30, 2023	[1]		6,108		172,358		854,187		$ 1,032,654
Balance, beginning (in shares) at Dec. 31, 2022									0
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Shares issued for common stock			$ 447		1,564,781				$ 1,565,228
Shares issued for common stock (in shares)			447,220
Net loss							10,145		10,145
Ending Balance at Dec. 31, 2023			$ 6,206		512,279		10,145		$ 528,631
Balance, ending (in shares) at Dec. 31, 2023									6,205,506
Beginning Balance at Mar. 31, 2023	[1]		5,823		(827,316)		(2,034,074)		$ (2,855,566)
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Shares issued for common stock			$ 143		499,837				499,980
Shares issued for common stock (in shares)			142,859
Net loss							(540,089)		(540,089)
Ending Balance at Jun. 30, 2023	[1]		$ 5,966		(327,479)		(2,574,163)		(2,895,675)
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Shares issued for common stock			$ 142		499,837				499,979
Shares issued for common stock (in shares)			142,858
Net loss							3,428,350		3,428,350
Ending Balance at Sep. 30, 2023	[1]		$ 6,108		172,358		854,187		1,032,654
Beginning Balance at Dec. 31, 2023			6,206		512,279		10,145		528,631
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Shares issued for common stock			$ 3				11,997		12,000
Shares issued for common stock (in shares)			3,429
Net loss							(859,032)		(859,032)
Ending Balance at Mar. 31, 2024			$ 6,209		524,276		(848,887)		(318,401)
Beginning Balance at Dec. 31, 2023			6,206		512,279		10,145		$ 528,631
Balance, beginning (in shares) at Dec. 31, 2023									6,205,506
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Shares issued for common stock (in shares)									3,429
Net loss									$ (3,026,033)
Ending Balance at Sep. 30, 2024			6,209		524,276	$ (12,583)	(3,015,888)	$ (12,583)	$ (2,485,402)
Balance, ending (in shares) at Sep. 30, 2024		1						1	6,208,935
Beginning Balance at Mar. 31, 2024			6,209		524,276		(848,887)		$ (318,401)
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Net loss							(1,089,759)		(1,089,759)
Ending Balance at Jun. 30, 2024			6,209		524,276	(1,383)	(1,938,646)	$ (1,383)	(1,408,160)
Balance, ending (in shares) at Jun. 30, 2024		1						1
Beginning Balance at Jun. 23, 2024		$ 0		$ 0		0		$ 0
Balance, beginning (in shares) at Jun. 23, 2024		0
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Shares issued for common stock (in shares)		1
Net loss						(1,383)		(1,383)
Ending Balance at Jun. 30, 2024			6,209		524,276	(1,383)	(1,938,646)	$ (1,383)	(1,408,160)
Balance, ending (in shares) at Jun. 30, 2024		1						1
Beginning Balance at Jun. 23, 2024		$ 0		$ 0		0		$ 0
Balance, beginning (in shares) at Jun. 23, 2024		0
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Net loss								(12,583)
Ending Balance at Sep. 30, 2024			6,209		524,276	(12,583)	(3,015,888)	$ (12,583)	$ (2,485,402)
Balance, ending (in shares) at Sep. 30, 2024		1						1	6,208,935
Beginning Balance at Jun. 30, 2024			6,209		524,276	(1,383)	(1,938,646)	$ (1,383)	$ (1,408,160)
Balance, beginning (in shares) at Jun. 30, 2024		1						1
STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT
Net loss						(11,200)	(1,077,242)	$ (11,200)	(1,077,242)
Ending Balance at Sep. 30, 2024			$ 6,209		$ 524,276	$ (12,583)	$ (3,015,888)	$ (12,583)	$ (2,485,402)
Balance, ending (in shares) at Sep. 30, 2024		1						1	6,208,935

[1]	The issuance of preferred shares is not included in the amounts reflected in Balance, March 31, 2023, Balance, June 30, 2023, and Balance, September 30, 2023.